[Front cover]


Semiannual Report May 31,2001





Oppenheimer Select Managers
Mercury Advisors
Focus Growth Fund

[LOGO]OppenheimerFunds/r/
The Right Way to Invest

OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS FOCUS GROWTH FUND



Objective

Oppenheimer Select Managers Mercury Advisors Focus Growth Fund seeks long-term capital appreciation.


Narrative by Jim McCall, Portfolio Manager
Marked by extreme volatility, the four months since the Fund's inception on February 16, 2001, proved challenging for most broad equity markets, particularly those focused on growth. Due to its highly aggressive nature, the Fund lagged its benchmark, the S&P 500 Index.(1)

During the first two months of the period, investors faced a continuous stream of bad news, hearing of deteriorating economic indicators, falling consumer confidence and massive layoffs by technology-related companies. In an attempt to jump-start the national economy, the Federal Reserve Board lowered interest rates twice in January and once in March, for a total cut of 150 basis points.

However, after a short spike following each interest rate cut, the equity markets slumped once again.The Nasdaq and S&P 500 indices fell during February and March, reflecting investors' concerns with companies' eroding revenues, earnings warnings and slowing growth rates. March marked the end of one of the worst quarters on record for stocks, as earnings warnings precipitated across-the-board selling.

April and May saw a welcome reversal of the previous quarter. Encouraged by widespread hints of market stabilization, investors cautiously began to re-enter the equity markets. Two additional 50 basis point interest rate cuts by the Fed also helped bolster stock valuations and reduce companies' cost of borrowing.

Against this backdrop, we remained true to our investment objective. Our approach is to identify approximately 20 stocks that we believe will outpace the market over the long term. Although fundamental analysis is the backbone of our strategy, we also use quantitative models to help narrow the universe of suitable stocks.We look for companies with a competitive advantage in fast growing industries, because we believe these candidates are well positioned to quickly grow market share while realizing economies of scale.

Besides scrutinizing each individual company's performance, we also carefully track its competitors and keep a close eye on the industry. Such monitoring, we believe, is key to making informed judgments about each company relative to the rest of its sector.

By the same token, as soon as a company's fundamental characteristics begin to deteriorate, we will consider selling it. During the reporting period, this was the case with a few of our technology holdings.

One exception, however, was EMC Corp., a manufacturer of data-storage systems and software. We first sold the stock early in the year because we felt its price had peaked at $77--which it had. EMC's price began to slide in late January and throughout February, pulled down with the plummeting technology sector. However, we later reestablished our position when the stock had declined 50% from its high point.We are confident in this company, which is successfully boosting its presence in software and building on its reputation for superior service. EMC continues to maintain its lead in a highly competitive sector characterized by rapidly changing technology.

At present, we recognize that many economic forecasts for the remainder of 2001 are predicting a broad-based slowdown in growth. It's not yet clear whether the two past months of improved performance are a temporary reprieve or actually the beginning of a long-term trend.

In any case, our positioning of the portfolio remains essentially unchanged.We have no intention of abandoning our aggressive, concentrated discipline to chase defensive sectors. Even though it is impossible to predict when the market will recover, we are reasonably confident that these traditionally high-growth sectors will provide investors with ongoing strong returns over the long term. That's why we remain committed to our strategy of investing selectively in fast growing, competitive companies in growing industries; and that's what makes Oppenheimer Select Managers Mercury Advisors Focus Growth Fund part of The
Right Way to Invest.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.
1. The S&P 500 Index is widely regarded as the benchmark index by which U.S. stock market performance is measured.



2 Oppenheimer Select Managers Mercury Advisors Focus Growth Fund



-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                                   May 31, 2001 Unaudited



-----------------------------------------------------------------------------------------------------------------------------
Assets
Investment in Master Focus Twenty Trust                                                                             $596,391
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Other                                                                                                                  2,354
                                                                                                           ------------------
Total assets                                                                                                         598,745

-----------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Transfer and shareholder servicing agent fees                                                                            269
Distribution and service plan fees                                                                                       171
Registration and filing fees                                                                                             155
Other                                                                                                                    128
                                                                                                           ------------------
Total liabilities                                                                                                        723

-----------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                          $598,022
                                                                                                           ==================

-----------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                     $637,351
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                       (1,823)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                             (94,805)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                            57,299
                                                                                                           ------------------
Net Assets                                                                                                          $598,022
                                                                                                           ==================





 3  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                          May 31, 2001 Unaudited/Continued


-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$313,605 and 45,358 shares of beneficial interest outstanding)                                                         $6.91
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                            $7.33

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $242,037
and 35,079 shares of beneficial interest outstanding)                                                                  $6.90

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,853
and 5,918 shares of beneficial interest outstanding)                                                                   $6.90

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $835
and 121 shares of beneficial interest outstanding)                                                                     $6.90

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $692 and 100 shares of beneficial interest outstanding)                                                  $6.92


See accompanying Notes to Financial Statements.









 4  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


Statement of Operations                                                                For the Period from February 16, 2001
                                                                           (inception of offering) to May 31, 2001 Unaudited


-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Gross investment income allocated from Master Focus Twenty Trust                                                        $393
-----------------------------------------------------------------------------------------------------------------------------
Interest income from short term obligations                                                                               24
                                                                                                           ------------------
Total income                                                                                                             417

-----------------------------------------------------------------------------------------------------------------------------
Expenses
Gross Expenses allocated from Master Focus Twenty Trust                                                                  507
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                  103
Class B                                                                                                                  238
Class C                                                                                                                   42
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                  254
Class B                                                                                                                  164
Class C                                                                                                                   24
Class N                                                                                                                    1
-----------------------------------------------------------------------------------------------------------------------------
Administrative fees                                                                                                      391
-----------------------------------------------------------------------------------------------------------------------------
Legal and other professional fees                                                                                        240
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                             155
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    121
                                                                                                           ------------------
Total expenses                                                                                                         2,240

-----------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                                                                                   (1,823)

-----------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) Allocated From Master Focus Twenty Trust
Net realized loss on investments                                                                                     (94,805)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                  57,299
                                                                                                           ------------------
Net realized and unrealized loss                                                                                     (37,506)

-----------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations                                                                ($39,329)
                                                                                                           ==================


See accompanying Notes to Financial Statements.




 5  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


-----------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                                                Period Ended
                                                                                                              May 31, 2001(1)
                                                                                                                   Unaudited
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment loss                                                                                                  ($1,823)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                             (94,805)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                  57,299
                                                                                                           ------------------
Net decrease in net assets resulting from operations                                                                 (39,329)

-----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                              337,654
Class B                                                                                                              241,514
Class C                                                                                                               40,183
Class N                                                                                                                1,000
Class Y                                                                                                                   --
-----------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                                                       581,022

-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000
                                                                                                           ------------------
End of period (including accumulated net investment
loss of $1,823 for the period ended May 31, 2001)                                                                   $598,022
                                                                                                           ==================


1. For the period from February 16, 2001 (inception of offering) to May 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.



 6  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund


----------------------------------------------------------------------------------------------------------------------------
Financial Highlights Unaudited

                                        Class A          Class B          Class C           Class N          Class Y
                                        ------------------------------------------------------------------------------------
                                        Period Ended     Period Ended     Period Ended      Period Ended     Period Ended
                                        May 31, 2001(1)  May 31, 2001(1)  May 31, 2001(1)   May 31, 2001(2)  May 31, 2001(1)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period             $10.00           $10.00           $10.00            $8.28           $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.02)            (.02)            (.02)            (.04)            (.02)
Net realized and unrealized loss                  (3.07)           (3.08)           (3.08)           (1.34)           (3.06)
                                        ---------------- ---------------- ----------------  ---------------  ---------------
                                        ---------------- ---------------- ----------------  ---------------  ---------------
Total loss from investment operations             (3.09)           (3.10)           (3.10)           (1.38)           (3.08)
                                        ---------------- ---------------- ----------------  ---------------  ---------------
Net asset value, end of period                    $6.91            $6.90            $6.90            $6.90            $6.92
                                        ================ ================ ================  ===============  ===============

-----------------------------------------------------------------------------------------------------------  ---------------
Total Return, at Net Asset Value(3)              (30.90)%         (31.00)%         (31.00)%         (16.67)%         (30.80)%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $314             $242              $41               $1               $1
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $175              $85              $15               $1               $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                               (1.94)%          (2.92)%          (2.83)%          (2.22)%          (1.14)%
Expenses                                           2.47%            3.41%            3.26%            2.25%            1.77%


1. For the period from February 16, 2001 (inception of offering) to May 31, 2001.
2.  For the period from March 1, 2001 (inception of offering) to May 31, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.





 7  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

Notes to Financial Statements  Unaudited



1.  Significant Accounting Policies
Oppenheimer Select Managers Mercury Advisors Focus Growth Fund (the Fund) is a separate series of Oppenheimer Select Managers, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests substantially all of its assets in the Master Focus Twenty Trust (the Trust), a registered open-end investment company that has the same goals as the Fund. The financial statements of the Trust are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Trust Fund owned by the Fund at May 31, 2001 was 0.08%. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C, and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION The Fund's investment in the Trust is valued based on the daily reported net asset value of the Trust. Valuation of securities held by the Trust is discussed in the notes to Master Focus Twenty Trust included elsewhere in this report.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 8  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

Notes to Financial Statements  Unaudited/Continued



2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         Period Ended May 31, 2001(1)
                                                       Shares                  Amount
--------------------------------------------------------------------------------------
Class A
Sold                                                   13,101     $           122,389
Dividends and/or distributions reinvested              38,842                 272,102
Redeemed                                               (7,985)                (56,837)
                                            ------------------    --------------------
Net increase                                           43,958     $           337,654
                                            ==================    ====================

--------------------------------------------------------------------------------------
Class B
Sold                                                    4,422     $            32,758
Dividends and/or distributions reinvested              30,844                 210,910
Redeemed                                                 (287)                 (2,154)
                                            ------------------    --------------------
Net increase                                           34,979     $           241,514
                                            ==================    ====================

--------------------------------------------------------------------------------------
Class C
Sold                                                      860     $             3,805
Dividends and/or distributions reinvested               4,990                  36,582
Redeemed                                                  (32)                   (204)
                                            ------------------    --------------------
Net increase                                            5,818     $            40,183
                                            ==================    ====================

--------------------------------------------------------------------------------------
Class N
Sold                                                      121     $             1,000
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                              121     $             1,000
                                            ==================    ====================

--------------------------------------------------------------------------------------
Class Y
Sold                                                       --     $                --
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase (decrease)                                    --     $                --
                                            ==================    ====================



(1) For the period from February 16, 2001 (inception of offering) to May 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to May 31, 2001, for Class N shares.

3.  Fees and Other Transactions with Affiliates
ADMINISTRATION FEES Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.50% of the average annual net assets of the Fund. During the period ended May 31, 2001, the Fund paid $391 to the Manager for administration services.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.



 9  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

Notes to Financial Statements  Unaudited/Continued



4.  Fees and Other Transactions with Affiliates Continued
DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, C and N plans provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.



10  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

Oppenheimer Select Managers Mercury Advisors Focus Growth Fund
A Series of Oppenheimer Select Managers


Officers and Trustees              James C. Swain, Trustee and Chairman of the
                                               Board
                                   Bridget A. Macaskill, Trustee and President
                                   William L. Armstrong, Trustee
                                   Robert G. Avis, Trustee
                                   George C. Bowen, Trustee
                                   Edward L. Cameron, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   F. William Marshall, Jr., Trustee
                                   Andrew J. Donohue, Vice President and
                                                 Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer
                                   Robert G. Zack, Assistant Secretary

Investment Advisor                 OppenheimerFunds, Inc.

Sub-Administrator                  Fund Asset Management, L.P.

Distributor                        OppenheimerFunds Distributor, Inc.

Transfer and
Shareholder Servicing
Agent                              OppenheimerFunds Services

Custodian of Portfolio
Securities                         The Bank of New York

Independent Auditors               Deloitte & Touche LLP

Legal Counsel                      Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

For more complete information about Oppenheimer Select Managers Mercury Advisors Focus Growth Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

/c/Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.




11  Oppenheimer Select Managers Mercury Advisors Focus Growth Fund

FINANCIAL STATEMENTS FOR THE
MASTER FOCUS TWENTY TRUST

May 31, 2001

SCHEDULE OF INVESTMENTS Master Focus Twenty Trust



                      Shares                                                                  Percent of
Industry              Held              Common Stocks                         Value           Net Assets
====================================================================================================
CANADA
----------------------------------------------------------------------------------------------------
Electronic
Equipment &
Instruments             750,000         +Celestica Inc.                       $ 37,500,000      4.9%
----------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Canada           37,500,000      4.9
====================================================================================================
UNITED STATES
----------------------------------------------------------------------------------------------------
Automobiles             800,000         Harley-Davidson, Inc.                   37,576,000      4.9
----------------------------------------------------------------------------------------------------
Biotechnology           900,000         +IDEC Pharmaceuticals Corporation       55,440,000      7.3
                        800,000         +Millennium Pharmaceuticals, Inc.       30,536,000      4.0
                                                                              ------------     -----
                                                                                85,976,000     11.3
----------------------------------------------------------------------------------------------------
Computers &
Peripherals             1,000,000       +EMC Corporation                        31,600,000      4.1
----------------------------------------------------------------------------------------------------
Health Care
Equipment & Supplies    700,000         Applera Corporation - Applied
                                        Biosystems Group                        21,532,000      2.8
                        740,000         +Waters Corporation                     36,763,200      4.8
                                                                              ------------     -----
                                                                                58,295,200      7.6
----------------------------------------------------------------------------------------------------
Media                   160,000         +AOL Time Warner Inc.                    8,356,800      1.1
----------------------------------------------------------------------------------------------------
Miscellaneous           400,000         +Nasdaq-100 Shares (a)                  17,892,000      2.3
----------------------------------------------------------------------------------------------------
Multi-Utilities         610,000         Enron Corp.                             32,275,100      4.2
----------------------------------------------------------------------------------------------------
Networking Equipment    490,000         +Extreme Networks, Inc.                 14,455,000      1.9
                        700,000         +Juniper Networks, Inc.                 29,771,000      3.9
                                                                              ------------     -----
                                                                                44,226,000      5.8
---------------------------------------------------------------------------------------------------
Semiconductor
Equipment & Products    400,000         +Applied Micro Circuits Corporation     7,228,000       1.0
----------------------------------------------------------------------------------------------------
Software                422,700         +Amdocs Limited                         26,122,860      3.4
                      1,292,500         +BEA Systems, Inc.                      46,374,900      6.1
                        900,000         +Comverse Technology, Inc.              52,200,000      6.8
                        700,000         +VERITAS Software Corporation           46,137,000      6.1
                                                                              ------------     -----
                                                                               170,834,760     22.4
----------------------------------------------------------------------------------------------------
Telecommunications
Equipment             1,000,000         +CIENA Corporation                      54,140,000      7.1
                      1,470,000         +ONI Systems Corp.                      45,584,700      5.9
                        375,000         Scientific-Atlanta, Inc.                19,691,250      2.6
                      2,123,700         +Sonus Networks, Inc.                   54,685,275      7.2
                                                                              ------------     -----
                                                                               174,101,225     22.8
----------------------------------------------------------------------------------------------------
                                        Total Common Stocks in the
                                        United States                          668,361,085     87.5
----------------------------------------------------------------------------------------------------
                                        Total Investments in Common Stocks
                                        (Cost - $978,651,458)                  705,861,085     92.4



May 31, 2001

SCHEDULE OF INVESTMENTS (concluded)   Master Focus Twenty Trust

                        Face                                                                  Percent of
                        Amount        Short-Term Securities                   Value           Net Assets
====================================================================================================
UNITED STATES
----------------------------------------------------------------------------------------------------
Commercial Paper*     US$31,348,000   General Motors Acceptance Corp.,
                                      4.19% due 6/01/2001                     $ 31,348,000      4.1%
                         10,000,000   Wal-Mart Stores, Inc., 4% due
                                      6/05/2001                                  9,995,556      1.3
                                                                              ------------    ------
                                                                                41,343,556      5.4
----------------------------------------------------------------------------------------------------
US Government
Agency Obligations*      25,000,000   Federal Home Loan Mortgage Corp.,
                                      3.95% due 6/19/2001                       24,950,625      3.3
----------------------------------------------------------------------------------------------------
                                      Total Investments in Short-Term
                                      Securities (Cost - $66,294,181)           66,294,181      8.7
----------------------------------------------------------------------------------------------------
                        Nominal
                        Value
                        Covered
                        by Options    Issue
====================================================================================================
OPTIONS PURCHASED
----------------------------------------------------------------------------------------------------
Put Options
Purchased                   500,000   CIENA Corporation, expiring
                                      October 2001 at USD 35                     1,600,000      0.2
                            375,000   Scientific-Atlanta, Inc.,
                                      expiring September 2001 at USD 50          2,137,500      0.3
----------------------------------------------------------------------------------------------------
                                      Total Options Purchased (Premiums
                                      Paid - $5,163,750)                         3,737,500      0.5
----------------------------------------------------------------------------------------------------
                                      Total Investments (Cost -
                                      $1,050,109,389)                          775,892,766    101.6
====================================================================================================
OPTIONS WRITTEN
----------------------------------------------------------------------------------------------------
Call Options
Written                     500,000   CIENA Corporation, expiring
                                      October 2001 at USD 85                    (1,650,000)    (0.2)
                            375,000   Scientific-Atlanta, Inc.,
                                      expiring September 2001 at USD 70           (956,250)    (0.1)
----------------------------------------------------------------------------------------------------
                                      Total Options Written (Premiums
                                      Received - $5,661,061)                    (2,606,250)    (0.3)
----------------------------------------------------------------------------------------------------
                                      Total Investments, Net of Options
                                      Written (Cost - $1,044,448,328)          773,286,516    101.3
                                      Liabilities in Excess of Other
                                      Assets                                    (9,710,278)    (1.3)
                                                                              ----------------------
                                      Net Assets                              $763,576,238    100.0%
                                                                              ============    ======

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust.

+ Non-income producing security.
(a) Represents ownership in the Nasdaq-100 Trust, a registered unit investment trust. The investment objective of the Nasdaq-100 Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the Nasdaq-100 Index.

See Notes to Financial Statements.

May 31, 2001

FINANCIAL INFORMATION

Statement of Assets and Liabilities                    Master Focus Twenty Trust

As of May 31, 2001

----------------------------------------------------------------------------------------------------------------------
Assets:         Investments, at value (identified cost - $1,044,945,639) . . . .                        $  772,155,266
                Options purchased, at value (cost - $5,163,750). . . . . . . . .                             3,737,500
                Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 2,512
                Receivables:
                        Securities sold . . . . . . . . . . . . . . . . . . . .        $ 5,318,874
                        Contributions . . . . . . . . . . . . . . . . . . . . .          2,263,518
                        Dividends . . . . . . . . . . . . . . . . . . . . . . .            109,750           7,692,142
                                                                                       -----------
                Prepaid expenses and other assets . . . . . . . . . . . . . . .                                100,822
                                                                                                        --------------
                Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .                            783,688,242
----------------------------------------------------------------------------------------------------------------------
Liabilities:    Options written, at value (premiums received - $5,661,061) . . .                             2,606,250
                Payables:
                        Securities purchased . . . . . . . . . . . . . . . . . .        15,386,358
                        Withdrawals . . . . . . . . . . . . . . . . . . . . . .          1,623,297
                        Investment adviser . . . . . . . . . . . . . . . . . . .           363,153          17,372,808
                                                                                       -----------
                Accrued expenses and other liabilities. . . . . . . . . . . . .                                132,946
                                                                                                        --------------
                Total liabilities. . . . . . . . . . . . . . . . . . . . . . . .                            20,112,004
----------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets . . . . . . . . . . . . . . . .  . . . . . . . . . .                         $  763,576,238
----------------------------------------------------------------------------------------------------------------------
Net Assets
Consist of:     Partners' capital . . . . . . . . . . . . . . . . . . . . . . .                         $1,034,738,050
                Unrealized depreciation on investments . . . . . . . . . . . . .                          (271,161,812)
                                                                                                        --------------
                Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  763,576,238
                                                                                                        ==============

See Notes to Financial Statements.


Statement of Operations                                Master Focus Twenty Trust

For the Six Months Ended May 31, 2001

Investment
Income:         Interest and discount earned . . . . . . . . . . . . . . . . . .                        $    2,147,862
                Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . .                                341,706
                                                                                                        --------------
                Total income . . . . . . . . . . . . . . . . . . . . . . . . . .                             2,489,568
----------------------------------------------------------------------------------------------------------------------
Expenses:       Investment advisory fees . . . . . . . . . . . . . . . . . . . .       $ 3,098,316
                Accounting services . . . . . . . . . . . . . . . . . . . . . .             74,958
                Professional fees . . . . . . . . . . . . . . . . . . . . . . .             49,029
                Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . .            42,208
                Trustees' fees and expenses . . . . . . . . . . . . . . . . . .             33,968
                Printing and shareholder reports . . . . . . . . . . . . . . . .             3,732
                Pricing fees . . . . . . . . . . . . . . . . . . . . . . . . . .             3,667
                Offering costs. . . . . . . . . . . . . . . . . . . . . . . . .              2,394
                Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            18,606
                                                                                       -----------
                Total expenses . . . . . . . . . . . . . . . . . . . . . . . . .                             3,326,878
                                                                                                        --------------
                Investment loss - net . . . . . . . . . . . . . . . . . . . . .                               (837,310)
----------------------------------------------------------------------------------------------------------------------
Realized &
Unrealized
Gain (Loss)
on Investments
 - Net:         Realized loss on investments - net . . . . . . . . . . . . . . .                          (612,732,504)
                Change in unrealized depreciation on investments - net . . . . .                            65,230,619
                                                                                                        --------------
                Net Decrease in Net Assets Resulting from Operations. . . . . .                         $ (548,339,195)
                                                                                                        ==============

See Notes to Financial Statements.

May 31, 2001

FINANCIAL INFORMATION (concluded)

Statements of Changes in Net Assets                    Master Focus Twenty Trust

                                                                                        For the           For the Period
                                                                                        Six Months        March 3, 2000+
                                                                                        Ended             to
Increase (Decrease) in Net Assets:                                                      May 31, 2001      Nov. 30, 2000
------------------------------------------------------------------------------------------------------------------------
Operations:     Investment loss - net . . . . . . . . . . . . . . . . . . . . .         $     (837,310)   $   (3,410,237)
                Realized loss on investments - net . . . . . . . . . . . . . . .          (612,732,504)     (277,693,004)
                Change in unrealized depreciation on investments - net . . . . .            65,230,619      (336,392,431)
                                                                                        --------------    --------------
                Net decrease in net assets resulting from operations . . . . . .          (548,339,195)     (617,495,672)
------------------------------------------------------------------------------------------------------------------------
Net Capital
Contributions:  Increase in net assets derived from net capital contributions. .           123,199,957     1,806,111,048
------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total increase (decrease) in net assets . . . . . . . . . . . .           (425,139,238)    1,188,615,376
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,188,715,476           100,100
                                                                                        --------------    --------------
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  763,576,238    $1,188,715,476
                                                                                        ==============    ==============

+ Commencement of operations.
See Notes to Financial Statements.


Financial Highlights                                   Master Focus Twenty Trust

The following ratios have been derived from information provided in the financial statements.

                                                                                        For the           For the Period
                                                                                        Six Months        March 3, 2000+
                                                                                        Ended             to
                                                                                        May 31, 2001      Nov. 30, 2000
------------------------------------------------------------------------------------------------------------------------
Ratios to
Average
Net Assets:     Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .68%*               .90%*
                                                                                            ======              ======
                Investment loss - net. . . . . . . . . . . . . . . . . . . . . .            (.17%)*             (.33%)*
--------------------------------------------------------------------------------------------------------------------
Supplemental
Data:           Net assets, end of period (in thousands) . . . . . . . . . . . .        $763,576          $1,188,715
                Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 65.48% 62.85%

* Annualized.
+ Commencement of operations.

See Notes to Financial Statements.

May 31, 2001

NOTES TO FINANCIAL STATEMENTS

Master Focus Twenty Trust
1. Significant Accounting Policies:
Master Focus Twenty Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments - Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments - The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts - The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options - The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts - The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Trust's records. However, the effect on operations is recorded from the date the Trust enters into such contracts.

May 31, 2001

Master Focus Twenty Trust

* Foreign currency options and futures - The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions - Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes - The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. ividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective December 1, 2001, as now required under the new AICPA Audit and Accounting
Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of November 30, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .85% of the average daily value of the Trust's net assets. Effective December 18, 2000, the annual rate was changed to .60%.

Prior to January 1, 2001, FAM provided accounting services to the Trust at its cost and the Trust reimbursed FAM for these services. FAM continues to provide certain accounting services to the Trust. The Trust reimburses FAM at its cost for such services. For the six months ended May 31, 2001, the Trust reimbursed FAM an aggregate of $38,338 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2001 were $775,053,949 and $574,925,557, respectively.

Net realized gains (losses) for the six months ended May 31, 2001 and net unrealized gains (losses) as of May 31, 2001 were as follows:

May 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

Master Focus Twenty Trust

                                Realized                Unrealized
                                Gains (Losses)          Gains (Losses)
----------------------------------------------------------------------
Long-term investments ...       $(614,996,177)          $(272,790,373)
Short-term investments ..               1,367                      --
Options purchased .......          (1,163,867)             (1,426,250)
Options written .........           3,426,173               3,054,811
                                -------------           -------------
Total investments .......       $(612,732,504)          $(271,161,812)
                                =============           =============

As of May 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $271,161,812, of which $27,312,790 related to appreciated securities and $298,474,602 related to depreciated securities. At May 31, 2001, the aggregate cost of investments, including options, for Federal income tax purposes was $1,044,448,328.

Transactions in call options written for the six months ended May 31, 2001 were as follows:

                                Nominal                 Premiums
                                Value Covered           Received
-------------------------------------------------------------------
Outstanding call options
written, beginning of
period .................                --              $    --
Options written ........         2,000,500                9,880,540
Options closed .........        (1,125,500)              (4,219,479)
                                ----------              -----------
Outstanding call options
written, end of period .           875,000              $ 5,661,061
                                ===========             ===========

4. Short-Term Borrowings:
On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the six months ended May 31, 2001.

5. Capital Loss Carryforward:
At November 30, 2000, the Trust had a net capital loss carryforward of approximately $246,374,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

May 31, 2001

OFFICERS AND DIRECTORS/TRUSTEES
Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll Jr., Senior Vice President
James D. McCall, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

CUSTODIAN
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

TRANSFER AGENT
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

8

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[Back cover]

RS0510.001.0501                           July 30, 2001